Nuveen California Municipal Value Fund
Portfolio of Investments November 30, 2023
(Unaudited)
NCA
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 97.9% (100.0% of Total Investments)
X 298,505,296
MUNICIPAL BONDS - 97.9%  (100.0% of Total Investments) X 298,505,296
Consumer Staples - 0 .6% ( 0 .6 % of Total Investments)
$ 70 California County Tobacco Securitization Agency, Tobacco Settlement Asset-
Backed Bonds, Los Angeles County Securitization Corporation, Series 2020A,
4.000%, 6/01/49
6/30 at 100.00 $ 63,053
4,895 Silicon Valley Tobacco Securitization Authority, California, Tobacco Settlement
Asset-Backed Bonds, Santa Clara County Tobacco Securitization Corporation,
Series 2007A, 0.000%, 6/01/41
1/24 at 37.71 1,761,276
Total Consumer Staples 1,824,329
Education and Civic Organizations - 2 .5% ( 2 .6 % of Total Investments)
1,000 California Municipal Finance Authority, Revenue Bonds, Linxs APM Project,
Senior Lien Series 2018A, 5.000%, 12/31/43, (AMT)
6/28 at 100.00 1,009,515
220 California School Finance Authority, School Facility Revenue Bonds, Alliance
for College-Ready Public Schools Project, Series 2016A, 5.000%, 7/01/46,
144A
7/25 at 100.00 218,388
1,425 California School Finance Authority, School Facility Revenue Bonds, Alliance
for College-Ready Public Schools Project, Series 2016C, 5.250%, 7/01/52,
144A
7/25 at 101.00 1,427,460
3,780 University of California, General Revenue Bonds, Limited Project Series
2017M, 5.000%, 5/15/47
5/27 at 100.00 3,932,332
1,070 University of California, General Revenue Bonds, Series 2018AZ, 5.000%,
5/15/38
5/28 at 100.00 1,149,968
Total Education and Civic Organizations 7,737,663
Health Care - 9 .6% ( 9 .8 % of Total Investments)
California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Refunding Series 2016B:
4,105 5.000%, 11/15/46 11/26 at 100.00 4,182,183
1,000 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Series 2018A, 5.000%, 11/15/36
11/27 at 100.00 1,055,205
2,045 California Health Facilities Financing Authority, Revenue Bonds, City of Hope
National Medical Center, Series 2019, 4.000%, 11/15/45
11/29 at 100.00 1,891,977
California Health Facilities Financing Authority, Revenue Bonds,
CommonSpirit Health, Series 2020A:
1,815 4.000%, 4/01/44 4/30 at 100.00 1,741,914
3,830 4.000%, 4/01/49 4/30 at 100.00 3,598,720
California Health Facilities Financing Authority, Revenue Bonds, Providence
Health & Services, Refunding Series 2014A:
240 5.000%, 10/01/38 10/24 at 100.00 241,609
840 California Health Facilities Financing Authority, Revenue Bonds, Providence
Health & Services, Series 2014B, 5.000%, 10/01/44
10/24 at 100.00 843,859
1,600 California Municipal Finance Authority, Revenue Bonds, Community Health
System, Series 2021A, 4.000%, 2/01/51 - AGM Insured
2/32 at 100.00 1,487,033
California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical
Center, Refunding Series 2017A:
2,000 4.000%, 7/01/47 7/27 at 100.00 1,709,375
120 5.000%, 7/01/47 7/27 at 100.00 120,181
California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare
Group, Series 2017A:
100 5.250%, 11/01/41 11/26 at 100.00 99,295
1,090 5.000%, 11/01/47 11/26 at 100.00 982,814
400 5.250%, 11/01/47 11/26 at 100.00 383,057
520 California Municipal Financing Authority, Certificates of Participation, Palomar
Health, Series 2022A, 5.250%, 11/01/52 - AGM Insured
11/32 at 100.00 569,689
1,000 California Statewide Communities Development Authority, California,
Redlands Community Hospital, Revenue Bonds, Series 2016, 5.000%,
10/01/46
10/26 at 100.00 1,011,535

Nuveen California Municipal Value Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

NCA
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care (continued)
$ 150 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2014A,
5.250%, 12/01/34
12/24 at 100.00 $ 151,037
5,800 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A,
5.250%, 12/01/56, 144A
6/26 at 100.00 5,631,871
1,000 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2018A,
5.500%, 12/01/58, 144A
6/28 at 100.00 1,009,554
245 California Statewide Community Development Authority, Health Revenue
Bonds, Enloe Medical Center, Refunding Series 2022A, 5.250%, 8/15/52 -
AGM Insured
8/32 at 100.00 264,571
2,000 University of California Regents, Medical Center Pooled Revenue Bonds,
Series 2022P, 5.000%, 5/15/47
5/32 at 100.00 2,174,716
Total Health Care 29,150,195
Housing/Multifamily - 8 .8% ( 9 .0 % of Total Investments)
2,175 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Creekwood, Series 2021A, 4.000%, 2/01/56, 144A
8/31 at 100.00 1,345,827
2,190 California Community Housing Agency, California, Essential Housing Revenue
Bonds, Glendale Properties, Junior Series 2021A-2, 4.000%, 8/01/47, 144A
8/31 at 100.00 1,658,236
1,420 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A, 5.000%,
2/01/50, 144A
2/30 at 100.00 1,110,796
800 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Stoneridge Apartments, Series 2021A, 4.000%, 2/01/56,
144A
2/31 at 100.00 577,551
1,115 California Community Housing Agency, Workforce Housing Revenue Bonds,
Annadel Apartments, Series 2019A, 5.000%, 4/01/49, 144A
4/29 at 100.00 875,137
2,142 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series 2019-2, 4.000%, 3/20/33
No Opt. Call 2,130,826
1,834 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series 2021-1, 3.500%, 11/20/35
No Opt. Call 1,705,603
323 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series2019-1, 4.250%, 1/15/35
No Opt. Call 317,579
1,784 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Social Certificates Series 2023-1, 4.375%, 9/20/36
No Opt. Call 1,726,333
California Municipal Finance Authority, Mobile Home Park Revenue Bonds,
Caritas Affordable Housing Inc Projects, Senior Series 2014A:
80 5.250%, 8/15/39 8/24 at 100.00 80,568
215 5.250%, 8/15/49 8/24 at 100.00 215,884
2,320 CMFA Special Finance Agency I, California, Essential Housing Revenue
Bonds, The Mix at Center City, Series 2021A-2, 4.000%, 4/01/56, 144A
4/31 at 100.00 1,582,150
800 CMFA Special Finance Agency, California, Essential Housing Revenue Bonds,
Enclave Apartments, Senior Series 2022A-1, 4.000%, 8/01/58, 144A
2/32 at 100.00 584,033
125 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, 777 Place-Pomona, Senior Lien Series 2021A-1, 3.600%,
5/01/47, 144A
5/32 at 100.00 97,814
1,130 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, 777 Place-Pomona, Senior Lien Series 2021A-2, 3.250%,
5/01/57, 144A
5/32 at 100.00 765,057
175 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Acacia on Santa Rosa Creek, Mezzanine Lien Series 2021B,
4.000%, 10/01/46, 144A
10/31 at 100.00 129,334
1,465 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Acacia on Santa Rosa Creek, Senior Lien Series 2021A,
4.000%, 10/01/56, 144A
10/31 at 100.00 1,183,650
2,005 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Altana Glendale, Series 2021A-2, 4.000%, 10/01/56, 144A
10/31 at 100.00 1,436,961
2,310 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Center City Anaheim, Series 2020A, 5.000%, 1/01/54, 144A
1/31 at 100.00 1,787,474

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Housing/Multifamily (continued)
$ 370 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Millennium South Bay-Hawthorne, Series 2021A-1 and A-2,
3.250%, 7/01/56, 144A
7/32 at 100.00 $ 243,649
1,925 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Moda at Monrovia Station, Social Series 2021A-2, 4.000%,
10/01/56, 144A
10/31 at 100.00 1,329,810
CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Monterrey Station Apartments, Senior Lien Series 2021A-1:
220 3.000%, 7/01/43, 144A 7/32 at 100.00 159,029
950 3.125%, 7/01/56, 144A 7/32 at 100.00 596,543
405 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Oceanaire-Long Beach, Social Series 2021A-2, 4.000%,
9/01/56, 144A
9/31 at 100.00 281,768
880 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Parallel-Anaheim Series 2021A, 4.000%, 8/01/56, 144A
8/31 at 100.00 640,979
530 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Pasadena Portfolio Social Bond, Mezzanine Senior Series
2021B, 4.000%, 12/01/56, 144A
12/31 at 100.00 367,579
555 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Pasadena Portfolio Social Bond, Series 2021A-2, 3.000%,
12/01/56
12/31 at 100.00 362,080
795 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Union South Bay, Series 2021A-2, 4.000%, 7/01/56, 144A
7/31 at 100.00 565,107
560 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Senior Lien Series
2021A-1, 3.000%, 6/01/47, 144A
6/31 at 100.00 390,447
2,035 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Senior Lien Series
2021A-2, 3.125%, 6/01/57, 144A
6/31 at 100.00 1,264,129
2,080 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Senior Lien Series 2021A-1,
3.000%, 12/01/49
6/32 at 100.00 1,344,109
Total Housing/Multifamily 26,856,042
Long-Term Care - 0 .2% ( 0 .2 % of Total Investments)
545 California Health Facilities Financing Authority, Insured Revenue Bonds,
Community Program for Persons with Developmental Disabilities, Series
2011A, 6.250%, 2/01/26
1/24 at 100.00 546,403
Total Long-Term Care 546,403
Tax Obligation/General - 22 .4% ( 22 .9 % of Total Investments)
4,000 Anaheim Union High School District, Orange County, California, General
Obligation Bonds, 2014 Election Series 2019, 3.000%, 8/01/40 - BAM Insured
8/27 at 100.00 3,381,246
375 Butte-Glenn Community College District, Butte and Glenn Counties,
California, General Obligation Bonds, Election 2016 Series 2017A, 5.250%,
8/01/46
8/27 at 100.00 394,598
5 California State, General Obligation Bonds, Series 2013, 5.000%, 2/01/29 1/24 at 100.00 5,007
3,000 California State, General Obligation Bonds, Various Purpose Refunding Series
2015, 5.000%, 8/01/34
8/25 at 100.00 3,078,405
California State, General Obligation Bonds, Various Purpose Series 2014:
5,000 5.000%, 5/01/32 5/24 at 100.00 5,029,050
1,970 5.000%, 10/01/44 10/24 at 100.00 1,985,721
2,000 California State, General Obligation Bonds, Various Purpose Series 2018. Bid
Group A/B, 5.000%, 10/01/48
10/28 at 100.00 2,107,568
5,000 California State, General Obligation Bonds, Various Purpose Series 2023,
5.000%, 9/01/26
No Opt. Call 5,300,625
2,100 Carlsbad Unified School District, San Diego County, California, General
Obligation Bonds, Series 2009B, 6.000%, 5/01/34
5/24 at 100.00 2,123,634
3,000 Chaffey Community College District, San Bernardino County, California,
General Obligation Bonds, Taxable Refunding Series 2019, 4.000%, 6/01/43
6/28 at 100.00 3,034,004
1,000 Chaffey Joint Union High School District, San Bernardino County, California,
General Obligation Bonds, Election 2012 Series 2017C, 5.250%, 8/01/47
2/27 at 100.00 1,040,608

Nuveen California Municipal Value Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

NCA
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General (continued)
$ 5,000 Chino Valley Unified School District, San Bernardino County, California,
General Obligation Bonds, 2016 Election Series 2020B, 5.000%, 8/01/55
8/30 at 100.00 $ 5,332,143
4,200 Corona-Norco Unified School District, Riverside County, California, General
Obligation Bonds, Election 2014, Series 2019C, 4.000%, 8/01/49
8/28 at 100.00 4,182,774
690 Los Angeles Community College District, California, General Obligation
Bonds, 2008 Election Series 2017J, 4.000%, 8/01/41
8/27 at 100.00 696,467
2,000 Marin Healthcare District, Marin County, California, General Obligation
Bonds, 2013 Election, Series 2015A, 4.000%, 8/01/40
8/25 at 100.00 2,000,272
519 Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1, 4.000%,
7/01/41
7/31 at 103.00 449,423
840 San Benito High School District, San Benito and Santa Clara Counties,
California, General Obligation Bonds, 2016 Election Series 2017, 5.250%,
8/01/46
8/27 at 100.00 883,312
11,875 (c) San Mateo Union High School District, San Mateo County, California, General
Obligation Bonds, Election 2010 Series 2011A, 0.000%, 9/01/41
9/36 at 100.00 11,786,357
19,860 (c) Yosemite Community College District, California, General Obligation Bonds,
Capital Appreciation, Election 2004, Series 2010D, 0.000%, 8/01/42
No Opt. Call 15,506,694
Total Tax Obligation/General 68,317,908
Tax Obligation/Limited - 10 .0% ( 10 .2 % of Total Investments)
1,000 Bell Community Redevelopment Agency, California, Tax Allocation Bonds,
Bell Project Area, Series 2003, 5.625%, 10/01/33 - RAAI Insured
1/24 at 100.00 1,003,155
70 Brentwood Infrastructure Financing Authority, California, Infrastructure
Revenue Bonds, Refunding Subordinated Series 2014B, 5.000%, 9/02/36
9/24 at 100.00 70,391
1,000 California Infrastructure and Economic Development Bank, Lease Revenue
Bonds, California State Teachers Retirement System Headquarters Expansion,
Green Bond-Climate Bond Certified Series 2019, 5.000%, 8/01/44
8/29 at 100.00 1,057,800
1,500 California State Public Works Board, Lease Revenue Bonds, Department of
Corrections & Rehabilitation, Various Correctional Facilities Series 2013F,
5.250%, 9/01/33
1/24 at 100.00 1,502,261
1,250 California State Public Works Board, Lease Revenue Bonds, Department of
Corrections & Rehabilitation, Various Correctional Facilities Series 2014A,
5.000%, 9/01/39
9/24 at 100.00 1,258,252
55 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Revenue Bonds, Series 2022A-1, 5.000%, 6/01/51
12/31 at 100.00 56,462
1,000 Los Angeles County Facilities Inc, California, Lease Revenue Bonds, Vermont
Corridor County Administration Building, Series 2018A, 5.000%, 12/01/51
12/28 at 100.00 1,045,237
4,000 Los Angeles County Metropolitan Transportation Authority, California,
Measure R Sales Tax Revenue Bonds, Senior Series 2016A, 5.000%, 6/01/39
6/26 at 100.00 4,144,362
2,300 Los Angeles County Metropolitan Transportation Authority, California,
Proposition C Sales Tax Revenue Bonds, Senior Lien Series 2017A, 5.000%,
7/01/42
7/27 at 100.00 2,421,055
700 Los Angeles Unified School District, California, Certificates of Participation,
Sustainability Green Series 2023A, 5.000%, 10/01/24
No Opt. Call 710,548
4,923 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1, 5.000%, 7/01/58
7/28 at 100.00 4,785,549
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2:
29 4.329%, 7/01/40 7/28 at 100.00 27,522
2,095 4.784%, 7/01/58 7/28 at 100.00 1,973,626
625 River Islands Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 2003-1 Improvement Area 1, Refunding Series
2022A-1, 5.250%, 9/01/52 - AGM Insured
9/29 at 103.00 676,178
150 San Francisco City and County Redevelopment Agency Successor Agency,
California, Special Tax Bonds, Community Facilities District 7, Hunters Point
Shipyard Phase One Improvements, Refunding Series 2014, 5.000%, 8/01/39
8/24 at 100.00 150,670
5,000 San Francisco City and County Redevelopment Agency Successor Agency,
California, Tax Allocation Bonds, Mission Bay North Redevelopment Project,
Refunding Series 2016A, 5.000%, 8/01/41 - NPFG Insured
8/26 at 100.00 5,165,137
80 Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation Bonds,
Series 2011, 7.000%, 10/01/26
1/24 at 100.00 80,208

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
Stockton Public Financing Authority, California, Revenue Bonds, Arch Road
East Community Facility District 99-02, Series 2018A:
$ 1,000 5.000%, 9/01/33 9/25 at 103.00 $ 1,048,793
765 5.000%, 9/01/43 9/25 at 103.00 778,989
195 Temecula Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 16-01, Series 2017, 5.750%, 9/01/32, 144A
9/27 at 100.00 208,610
2,185 Transbay Joint Powers Authority, California, Tax Allocation Bonds, Senior
Green Series 2020A, 5.000%, 10/01/45
4/30 at 100.00 2,215,170
Total Tax Obligation/Limited 30,379,975
Transportation - 18 .9% ( 19 .3 % of Total Investments)
225 California Municipal Finance Authority, Special Facility Revenue Bonds,
United Airlines, Inc. Los Angeles International Airport Project, Series 2019,
4.000%, 7/15/29, (AMT)
No Opt. Call 217,868
Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Series 2013A:
1,945 5.000%, 1/15/42 - AGM Insured 1/24 at 100.00 1,946,986
10,415 Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles
International Airport, Subordinate Lien Series 2018C, 5.000%, 5/15/44, (AMT)
11/27 at 100.00 10,617,818
2,670 Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles
International Airport, Subordinate Lien Series 2019D, 5.000%, 5/15/33, (AMT)
11/28 at 100.00 2,847,470
1,480 Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles
International Airport, Subordinate Lien Series 2022A, 5.000%, 5/15/45, (AMT)
5/32 at 100.00 1,553,391
2,345 San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, International Senior Series 2023B, 5.250%, 7/01/58, (AMT)
7/33 at 100.00 2,460,360
3,075 San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, Subordinate Series 2021A, 4.000%, 7/01/51
7/31 at 100.00 2,940,468
5,000 San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, Subordinate Series 2021B, 4.000%, 7/01/51, (AMT)
7/31 at 100.00 4,569,254
4,200 San Francisco Airport Commission, California, Revenue Bonds, San Francisco
International Airport, Refunding Second Series 2023C, 5.500%, 5/01/40,
(AMT)
5/33 at 100.00 4,705,575
16,295 San Francisco Airports Commission, California, Revenue Bonds, San Francisco
International Airport, Governmental Purpose Second Series 2017B, 5.000%,
5/01/47
5/27 at 100.00 16,854,823
3,740 San Francisco Airports Commission, California, Revenue Bonds, San Francisco
International Airport, Second Governmental Purpose Series 2016C, 5.000%,
5/01/46
5/26 at 100.00 3,826,263
4,160 San Francisco Airports Commission, California, Revenue Bonds, San Francisco
International Airport, Second Series 2018D, 5.000%, 5/01/43, (AMT)
5/28 at 100.00 4,256,347
665 San Joaquin Hills Transportation Corridor Agency, Orange County, California,
Refunding Senior Lien Toll Road Revenue Bonds, Series 2021A, 4.000%,
1/15/50
1/32 at 100.00 650,413
250 San Joaquin Hills Transportation Corridor Agency, Orange County, California,
Toll Road Revenue Bonds, Refunding Junior Lien Series 2014B, 5.250%,
1/15/44
1/25 at 100.00 252,257
Total Transportation 57,699,293
U.S. Guaranteed - 5 .0% ( 5 .1 % of Total Investments) (d)
1,500 Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area
Toll Bridge, Subordinate Series 2019S-H, 5.000%, 4/01/44, (Pre-refunded
4/01/29)
4/29 at 100.00 1,682,247
285 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Refunding Series 2015A, 5.000%, 8/15/43, (Pre-refunded
8/15/25)
8/25 at 100.00 294,568
California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Refunding Series 2016B:
795 5.000%, 11/15/46, (Pre-refunded 11/15/26) 11/26 at 100.00 848,555
California Health Facilities Financing Authority, Revenue Bonds, Providence
Health & Services, Refunding Series 2014A:
185 5.000%, 10/01/38, (Pre-refunded 10/01/24) 10/24 at 100.00 188,106

Nuveen California Municipal Value Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

NCA
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
U.S. Guaranteed (d) (continued)
$ 2,215 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Junior Lien Series 2013C, 6.500%, 1/15/43, (Pre-
refunded 1/15/24)
1/24 at 100.00 $ 2,223,311
Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Series 2013A:
4,875 5.750%, 1/15/46, (Pre-refunded 1/15/24) 1/24 at 100.00 4,889,364
4,875 6.000%, 1/15/53, (Pre-refunded 1/15/24) 1/24 at 100.00 4,890,560
Golden State Tobacco Securitization Corporation, California, Enhanced
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Series 2015A:
80 5.000%, 6/01/40, (Pre-refunded 6/01/25) 6/25 at 100.00 82,460
100 5.000%, 6/01/40, (Pre-refunded 6/01/25) 6/25 at 100.00 103,074
Total U.S. Guaranteed 15,202,245
Utilities - 19 .9% ( 20 .3 % of Total Investments)
850 California Infrastructure and Economic Development Bank. Clean Water State
Revolving Fund Revenue Bonds, Green Series 2018, 5.000%, 10/01/43
4/28 at 100.00 900,384
California Pollution Control Financing Authority, Water Furnishing Revenue
Bonds, Poseidon Resources Channelside LP Desalination Project, Series 2012:
1,375 5.000%, 7/01/37, (AMT), 144A 7/24 at 100.00 1,375,279
3,750 5.000%, 11/21/45, (AMT), 144A 7/24 at 100.00 3,725,209
1,500 California Pollution Control Financing Authority, Water Furnishing Revenue
Bonds, San Diego County Water Authoriity Desalination Project Pipeline,
Refunding Series 2019, 5.000%, 7/01/39, 144A
1/29 at 100.00 1,532,957
2,000 Irvine Ranch Water District, California, Certificates of Participation, Irvine
Ranch Water District Series 2016, 5.000%, 3/01/41
9/26 at 100.00 2,078,256
1,800 Long Beach Bond Finance Authority, California, Natural Gas Purchase
Revenue Bonds, Series 2007A, 5.500%, 11/15/37
No Opt. Call 1,999,147
835 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2016B, 5.000%, 7/01/37
1/26 at 100.00 859,783
2,425 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2018D, 5.000%, 7/01/48
7/28 at 100.00 2,554,490
Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2020B:
1,890 5.000%, 7/01/40 7/30 at 100.00 2,074,392
3,395 5.000%, 7/01/45 7/30 at 100.00 3,676,457
3,795 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2022A, 5.000%, 7/01/51
7/31 at 100.00 4,094,449
4,150 Los Angeles Department of Water and Power, California, Water System
Revenue Bonds, Series 2022B, 5.000%, 7/01/47
1/32 at 100.00 4,537,949
1,000 Los Angeles Department of Water and Power, California, Waterworks
Revenue Bonds, Refunding Series 2016B, 5.000%, 7/01/42
1/26 at 100.00 1,025,873
1,500 Los Angeles Department of Water and Power, California, Waterworks
Revenue Bonds, Series 2018B, 5.000%, 7/01/38
7/28 at 100.00 1,613,105
Los Angeles Department of Water and Power, California, Waterworks
Revenue Bonds, Series 2020C:
2,500 5.000%, 7/01/36 7/30 at 100.00 2,821,082
6,000 5.000%, 7/01/38 7/30 at 100.00 6,652,956
1,400 Los Angeles, California, Wastewater System Revenue Bonds, Green
Subordinate Series 2018A, 5.000%, 6/01/38
6/28 at 100.00 1,501,980
1,000 M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay
Contracts, Series 2009C, 6.500%, 11/01/39
No Opt. Call 1,229,792
2,000 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding
Senior Lien Series 2020A, 5.000%, 7/01/47, 144A
7/30 at 100.00 1,940,641
5,775 Riverside, California, Sewer Revenue Bonds, Refunding Series 2018A,
5.000%, 8/01/39
8/28 at 100.00 6,208,627
San Diego Public Facilities Financing Authority, California, Water Utility
Revenue Bonds, Refunding Subordinate Lien Series 2016B:
2,670 5.000%, 8/01/32 8/26 at 100.00 2,828,222
3,000 5.000%, 8/01/37 8/26 at 100.00 3,133,684

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities (continued)
$ 2,400 Southern California Public Power Authority, Natural Gas Project 1 Revenue
Bonds, Series 2007A, 5.250%, 11/01/24
No Opt. Call $ 2,426,529
Total Utilities 60,791,243
Total Municipal Bonds
(cost $295,561,035) 298,505,296
Total Long-Term Investments
(cost $295,561,035) 298,505,296
Other Assets & Liabilities, Net - 2.1% 6,517,114
Net Assets Applicable to Common Shares - 100% $ 305,022,410
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 298,505,296 $ – $ 298,505,296
Total
$ – $ 298,505,296 $ – $ 298,505,296
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(d) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax